Cover Document	Sep. 08, 2026
Cover [Abstract]
Entity Address, Address Description	8176 Park Lane
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	KOSMOS ENERGY LTD.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35167
Entity Tax Identification Number	98-0686001
Entity Address, Postal Zip Code	75231
Title of 12(b) Security	Common Stock $0.01 par value
Trading Symbol	KOS
Security Exchange Name	NYSE
City Area Code	214
Local Phone Number	445 9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001509991